Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Reflected on the Consolidated Balance Sheets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Schedule of Common Stock Reflected on the Consolidated Balance Sheets [Line Items]
Gross proceeds		$ 77,276,860
Less:
Fair value of Public Rights at issuance		(2,627,413)
Public shares issuance costs		(4,626,437)
Plus:
Accretion of carrying value to redemption value	$ 2,688,399	9,491,256
Redeemable ordinary shares subject to possible redemption	23,850,678	$ 79,514,266	$ 11,995,687
Less:
Redemptions	$ (58,351,987)